Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Staff Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of income statement [line items]
Wages and salaries	¥ 1,122,712	$ 158,461	¥ 1,176,465	¥ 1,158,320
Contribution to defined contribution plans	324,623	45,818	296,073	258,190
Executive bonuses	59,791	8,439	57,674	59,908
Staff welfare	82,692	11,671	76,689	76,392
Staff severance cost	15,454	2,181	28,018	107,732
Cost of share-based payment				1,592
Others	6,012	849	8,441	1,870
Staff costs	1,611,284	227,419	1,643,360	1,664,004
Cost of sales [member]
Disclosure of income statement [line items]
Staff costs	808,763	114,150	822,570	850,580
Research and development expenses [Member]
Disclosure of income statement [line items]
Staff costs	243,049	34,304	213,826	197,991
Selling general and administrative expenses [member]
Disclosure of income statement [line items]
Staff costs	¥ 559,472	$ 78,965	¥ 606,964	¥ 615,433